Gross Revenue - Summary of Receivables from Contracts with Customers (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Receivables, included in 'trade receivables' (note 9)	$ 17,558	$ 10,865	$ 15,786